Sep. 20, 2024
American Funds U.S. Small & Mid Cap Equity Fund
Investment objective
The fund’s investment objective is to seek capital appreciation.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 31 of the prospectus and on page 60 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.30
Other expenses[2]	0.39	0.39	0.39	0.42	0.39	0.29	0.44
Total annual fund operating expenses	1.14	1.84	1.09	1.12	0.84	0.74	1.19
Expense reimbursement[3]	0.23	0.23	0.23	0.23	0.23	0.23	0.23
Total annual fund operating expenses after expense reimbursement	0.91	1.61	0.86	0.89	0.61	0.51	0.96

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses[2]	0.44	0.39	0.44	0.47	0.40	0.34	0.39
Total annual fund operating expenses	1.89	1.34	1.14	1.17	0.85	0.79	1.84
Expense reimbursement[3]	0.23	0.23	0.23	0.23	0.23	0.23	0.23
Total annual fund operating expenses after expense reimbursement	1.66	1.11	0.91	0.94	0.62	0.56	1.61

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses[2]	0.64	0.49	0.44	0.39	0.44	0.34	0.29
Total annual fund operating expenses	1.84	1.54	1.39	1.09	0.89	0.79	0.74
Expense reimbursement[3]	0.23	0.23	0.23	0.23	0.23	0.23	0.23
Total annual fund operating expenses after expense reimbursement	1.61	1.31	1.16	0.86	0.66	0.56	0.51

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] Based on estimated amounts for the current fiscal year.

[3] The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least November 1, 2025. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$663	$264	$336	$91	$62	$52	$445	$269	$113	$341	$96	$63	$57	$164
3 years	895	556	566	333	245	213	693	572	402	581	349	248	229	556

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$164	$133	$118	$88	$67	$57	$52		1 year	$164	$169
3 years	556	464	417	324	261	229	213		3 years	556	572

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. Because the fund has not commenced investment operations as of the date of this prospectus, information regarding the fund‘s portfolio turnover rate is not shown.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in common stocks and other equity-type securities (including preferred stock, convertible securities and hybrid securities) of small and mid-capitalization companies in the United States. The investment adviser currently defines “small and mid-capitalization companies” to be companies whose market capitalizations typically fall within the range of the Russell 2500 Index or the Russell Midcap Index. As of July 1, 2024, the largest company for the Russell 2500 Index had a market capitalization of approximately $18.6 billion and the largest company for the Russell Midcap Index had a market capitalization of approximately $55.9 billion. The market capitalization of the companies included in the Russell 2500 Index and the Russell Midcap Index will change with market conditions. The fund strives to maintain a fully invested portfolio.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results
Because the fund has not commenced investment operations as of the date of this prospectus, information regarding investment results is not available as of the date of this prospectus.